Quarterly Holdings Report
for
Fidelity Advisor® Technology Fund
April 30, 2025
AFTF-NPRT3-0625
1.800330.121
Common Stocks - 97.3%
	Shares	Value ($)
CANADA - 1.3%
Information Technology - 1.3%
IT Services - 1.3%
Shopify Inc Class A (United States) (b)	823,400	78,223,000
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	387,462	4
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	3,660	1,694,251
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	27,709	58,743
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	24,568	28,008

TOTAL ISRAEL		86,751
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	9,410	1,423,259
NETHERLANDS - 4.3%
Information Technology - 4.3%
Semiconductors & Semiconductor Equipment - 4.3%
ASML Holding NV	68,100	44,938,177
NXP Semiconductors NV	1,178,645	217,236,060

TOTAL NETHERLANDS		262,174,237
TAIWAN - 2.1%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	387,462	0
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	4,502,000	127,307,412
TOTAL TAIWAN		127,307,412
UNITED KINGDOM - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (c)(d)	8,250	6,219,098
UNITED STATES - 89.5%
Communication Services - 1.4%
Entertainment - 0.9%
Netflix Inc (b)	48,066	54,397,254
Interactive Media & Services - 0.5%
Alphabet Inc Class A	197,700	31,394,760
TOTAL COMMUNICATION SERVICES		85,792,014

Consumer Discretionary - 1.2%
Broadline Retail - 1.0%
Amazon.com Inc (b)	320,400	59,088,168
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc Class A (b)	110,300	13,447,776
TOTAL CONSUMER DISCRETIONARY		72,535,944

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (b)(e)	29,110	1,161,197
Industrials - 2.2%
Aerospace & Defense - 0.0%
Relativity Space Inc (b)(c)	6,703	7,574
Ground Transportation - 2.2%
CreateAI Holdings Inc Class A (b)	86,300	30,205
Lyft Inc Class A (b)	713,642	8,849,161
Uber Technologies Inc (b)	1,584,764	128,381,732
		137,261,098
TOTAL INDUSTRIALS		137,268,672

Information Technology - 84.7%
Communications Equipment - 4.6%
Cisco Systems Inc	4,910,200	283,465,846
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	737,022	56,713,843
IT Services - 4.6%
Coreweave Inc Class A	637,677	26,336,060
Coreweave Inc Class A (f)	462,000	19,080,600
Coreweave Inc Class A (c)(f)	29,997	1,468,083
Okta Inc Class A (b)	1,612,515	180,859,683
Snowflake Inc Class A (b)	347,833	55,475,885
		283,220,311
Semiconductors & Semiconductor Equipment - 32.7%
Astera Labs Inc (b)	439,171	28,682,258
Broadcom Inc	54,400	10,470,367
GlobalFoundries Inc (b)	4,102,104	143,860,787
Marvell Technology Inc	3,232,164	188,661,413
Micron Technology Inc	1,262,862	97,177,231
NVIDIA Corp	12,130,280	1,321,230,098
ON Semiconductor Corp (b)	3,928,105	155,945,769
Teradyne Inc	668,900	49,639,069
		1,995,666,992
Software - 24.2%
Atlassian Corp Class A (b)	76,000	17,351,560
Autodesk Inc (b)	59,500	16,317,875
Celestial AI Inc (c)(d)	9,192	141,188
Crowdstrike Holdings Inc Class A (b)	80,000	34,309,600
Datadog Inc Class A (b)	1,131,060	115,549,090
HubSpot Inc (b)	139,403	85,244,935
Manhattan Associates Inc (b)	310,877	55,146,471
Microsoft Corp	1,933,600	764,274,736
Monday.com Ltd (b)	53,800	15,117,262
OpenAI Global LLC rights (b)(c)(d)	3,749,900	5,512,353
Palantir Technologies Inc Class A (b)	468,100	55,441,764
Salesforce Inc	510,539	137,186,935
Servicenow Inc (b)	149,834	143,092,968
Zscaler Inc (b)	135,600	30,668,652
		1,475,355,389
Technology Hardware, Storage & Peripherals - 17.7%
Apple Inc	4,448,016	945,203,400
Sandisk Corp/DE	527,981	16,953,470
Seagate Technology Holdings PLC	401,355	36,535,346
Western Digital Corp (b)	1,737,043	76,186,706
		1,074,878,922
TOTAL INFORMATION TECHNOLOGY		5,169,301,303

TOTAL UNITED STATES		5,466,059,130
TOTAL COMMON STOCKS (Cost $3,405,434,441)		5,943,187,142

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (c)(d) (Cost $147,191)	147,191	154,359

Convertible Preferred Stocks - 1.7%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	26,036	5,527,182
INDIA - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series E1 (b)(c)(d)	3,406	258,379
Meesho Series F (b)(c)(d)	46,600	3,605,908
		3,864,287
Information Technology - 0.2%
Software - 0.2%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)	8,747	4,049,075
Pine Labs Pvt Ltd Series A (b)(c)(d)	2,186	1,011,921
Pine Labs Pvt Ltd Series B (b)(c)(d)	2,378	1,100,800
Pine Labs Pvt Ltd Series B2 (b)(c)(d)	1,923	890,176
Pine Labs Pvt Ltd Series C (b)(c)(d)	3,578	1,656,292
Pine Labs Pvt Ltd Series C1 (b)(c)(d)	754	349,034
Pine Labs Pvt Ltd Series D (b)(c)(d)	806	373,105
		9,430,403
TOTAL INDIA		13,294,690
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	101,300	557,149
Xsight Labs Ltd Series E (c)(d)	122,838	874,607
Xsight Labs Ltd Series E1 (c)(d)	92,364	790,636

TOTAL ISRAEL		2,222,392
UNITED STATES - 1.4%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	500	121,585
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	14,100	447,252
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	35,600	420,080
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	12,823	826,699
Tenstorrent Holdings Inc Series D1 (c)(d)	50,147	3,457,636
Tenstorrent Holdings Inc Series D2 (c)(d)	4,547	300,829
		5,005,244
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.2%
Enevate Corp Series E (b)(c)(d)	9,477,386	4,643,919
Vast Data Ltd Series A (b)(c)(d)	30,141	582,324
Vast Data Ltd Series A1 (b)(c)(d)	74,185	1,433,254
Vast Data Ltd Series A2 (b)(c)(d)	85,337	1,648,711
Vast Data Ltd Series B (b)(c)(d)	67,904	1,311,905
Vast Data Ltd Series C (b)(c)(d)	1,979	38,234
Vast Data Ltd Series E (b)(c)(d)	64,886	1,253,598
		10,911,945
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(d)	227,400	8,313,744
Semiconductors & Semiconductor Equipment - 0.1%
Rexford Industrial Realty Inc 5.625% Series C (b)(c)(d)	139,441	1,208,954
Rexford Industrial Realty Inc 5.875% Series D (c)	34,592	319,630
SiMa Technologies Inc Series B (b)(c)(d)	231,000	1,258,950
SiMa Technologies Inc Series B1 (b)(c)(d)	100,683	663,501
		3,451,035
Software - 0.7%
Anthropic PBC Series B (b)(c)(d)	190,100	9,605,753
Anthropic PBC Series D (c)(d)	195,705	10,321,482
Celestial AI Inc Series A (c)(d)	58,616	900,341
Celestial AI Inc Series B (c)(d)	44,107	677,483
Celestial AI Inc Series C1 (c)(d)	176,683	2,713,851
Databricks Inc Series G (b)(c)(d)	37,800	3,171,420
Databricks Inc Series H (b)(c)(d)	99,786	8,372,045
Databricks Inc Series I (b)(c)(d)	1,265	106,134
Databricks Inc Series J (c)(d)	38,610	3,239,379
Runway AI Inc Series D (c)(d)	538,270	5,248,133
		44,356,021
Technology Hardware, Storage & Peripherals - 0.2%
Lightmatter Inc Series C1 (b)(c)(d)	82,421	4,801,023
Lightmatter Inc Series C2 (b)(c)(d)	12,946	773,006
Lightmatter Inc Series D (c)(d)	54,900	4,091,148
		9,665,177
TOTAL INFORMATION TECHNOLOGY		76,697,922

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	151,757	3,290,092
TOTAL UNITED STATES		85,562,095
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $94,333,170)		106,606,359

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(g)	526,698	473,748
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	332,151	336,642
TOTAL INFORMATION TECHNOLOGY		810,390

TOTAL PREFERRED SECURITIES (Cost $858,849)		810,390

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	73,959,797	73,974,589
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	255,558	255,584
TOTAL MONEY MARKET FUNDS (Cost $74,230,173)			74,230,173

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,575,003,824)	6,124,988,423
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(12,381,024)
NET ASSETS - 100.0%	6,112,607,399

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $120,905,119 or 2.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $20,548,683 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	454,284

Anthropic PBC Series B	3/22/24	5,932,010

Anthropic PBC Series D	5/31/24	5,872,031

ByteDance Ltd Series E1	11/18/20	2,852,873

Celestial AI Inc	2/25/25	136,186

Celestial AI Inc Series A	2/25/25	868,437

Celestial AI Inc Series B	2/25/25	653,476

Celestial AI Inc Series C1	2/25/25	3,079,620

Databricks Inc Series G	2/01/21	2,234,836

Databricks Inc Series H	8/31/21	7,332,688

Databricks Inc Series I	9/14/23	92,978

Databricks Inc Series J	12/17/24	3,571,425

Diamond Foundry Inc Series C	3/15/21	3,642,168

Discord Inc Series I	9/15/21	275,312

Enevate Corp 10% 5/12/2025	11/12/24	147,191

Enevate Corp 6%	11/02/23 - 10/31/24	526,698

Enevate Corp Series E	1/29/21	10,507,436

GoBrands Inc Series G	3/02/21	3,521,014

Lightmatter Inc Series C1	5/19/23	1,356,386

Lightmatter Inc Series C2	12/18/23	336,619

Lightmatter Inc Series D	10/11/24	4,404,654

Meesho Series E1	4/18/24	190,736

Meesho Series F	9/21/21	3,572,929

OpenAI Global LLC rights	9/30/24	3,749,900

Pine Labs Pvt Ltd	6/30/21	1,364,971

Pine Labs Pvt Ltd Series 1	6/30/21	3,261,709

Pine Labs Pvt Ltd Series A	6/30/21	815,375

Pine Labs Pvt Ltd Series B	6/30/21	886,964

Pine Labs Pvt Ltd Series B2	6/30/21	717,313

Pine Labs Pvt Ltd Series C	6/30/21	1,334,396

Pine Labs Pvt Ltd Series C1	6/30/21	281,439

Pine Labs Pvt Ltd Series D	6/30/21	300,828

Revolut Group Holdings Ltd	12/27/24	7,175,427

Rexford Industrial Realty Inc 5.625% Series C	5/17/23 - 6/20/23	1,085,102

Runway AI Inc Series D	9/06/24	5,835,803

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 4/05/25	332,151

SiMa Technologies Inc Series B	5/10/21	1,184,429

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	713,933

Tenstorrent Holdings Inc Series C1	4/23/21	762,398

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	3,952,910

Tenstorrent Holdings Inc Series D2	7/17/24	345,481

Vast Data Ltd Series A	11/28/23	331,551

Vast Data Ltd Series A1	11/28/23	816,035

Vast Data Ltd Series A2	11/28/23	938,707

Vast Data Ltd Series B	11/28/23	746,944

Vast Data Ltd Series C	11/28/23	21,769

Vast Data Ltd Series E	11/28/23	1,427,492

X.Ai Holdings Corp Series C	11/22/24	4,923,210

Xsight Labs Ltd Series D	2/16/21	809,995

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	982,706

Xsight Labs Ltd Series E1	1/11/24	738,543

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Coreweave Inc Class A	9/24/2025

Coreweave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	64,896,079	2,035,726,149	2,026,647,639	5,229,812	-	-	73,974,589	73,959,797	0.1%
Fidelity Securities Lending Cash Central Fund	1,473,625	95,142,885	96,360,926	7,759	-	-	255,584	255,558	0.0%
Total	66,369,704	2,130,869,034	2,123,008,565	5,237,571	-	-	74,230,173

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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